High Yield Bond Core Fund
Portfolio of Investments
March 31, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.9%
	Aerospace/Defense—1.7%
$ 725,000	Goat Holdco, LLC, 144A, 6.750%, 2/1/2032	$ 710,243
2,525,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	2,553,899
4,250,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	4,309,476
425,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2033	418,787
1,825,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.750%, 8/15/2028	1,853,933
4,525,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.875%, 12/15/2030	4,628,374
1,100,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	1,088,305
	TOTAL	15,563,017
	Airlines—0.1%
1,239,583	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	1,237,129
	Automotive—5.5%
1,150,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	1,077,824
825,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	800,346
450,000	Adient Global Holdings Ltd., Term Loan - 1st Lien, 144A, 7.000%, 4/15/2028	451,304
8,025,000	Clarios Global LP / Clarios US Finance Co, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	8,041,928
1,325,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	1,344,645
600,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	606,240
4,050,000	Dornoch Debt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2029	3,084,742
6,825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	6,744,173
3,700,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	3,314,464
2,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	1,932,628
3,725,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	3,592,668
3,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	3,173,006
3,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	3,505,583
1,675,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	1,634,462
3,450,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	3,336,372
1,575,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	1,620,562
3,650,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	2,878,140
200,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/23/2030	190,281
1,150,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/14/2028	1,130,986
425,000	ZF North America Capital, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/14/2030	409,524
	TOTAL	48,869,878
	Building Materials—4.1%
325,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	311,059
3,100,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	2,845,819
600,000	Camelot Return Merger SU, Sec. Fac. Bond, 144A, 8.750%, 8/1/2028	495,006
3,450,000	Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	2,731,657
4,750,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	3,882,715
4,275,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	4,003,491
2,950,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	2,875,352
1,050,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	1,049,266
675,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 4/1/2032	669,433
2,250,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	2,028,021
2,050,000	Patrick Industries, Inc., Sec. Fac. Bond, 144A, 6.375%, 11/1/2032	1,989,504
1,950,000	Quikrete Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 3/1/2032	1,963,972

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$ 750,000	Quikrete Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2033	$ 747,270
2,475,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	2,285,709
1,200,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	1,162,667
3,425,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	3,374,217
925,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	925,794
3,575,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	3,434,994
	TOTAL	36,775,946
	Cable Satellite—6.3%
2,300,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	2,297,811
4,925,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	4,368,440
575,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	473,366
1,500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	1,366,766
1,825,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	1,557,889
1,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,602,695
600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	591,431
2,625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	2,542,205
3,000,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	2,606,395
1,550,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	1,111,752
3,800,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	2,756,624
3,800,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	2,760,355
1,375,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	670,900
1,825,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	864,740
450,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	372,751
650,000	DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	466,690
2,650,000	DISH DBS Corp., Sr. Unsecd. Note, Series WI, 5.125%, 6/1/2029	1,732,389
2,675,000	Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	2,531,091
3,575,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2031	3,067,320
2,725,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	2,423,034
600,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	586,715
1,675,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	1,618,897
4,425,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	4,028,077
5,600,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	5,446,000
725,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	622,696
950,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	836,864
925,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	877,034
1,000,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	864,518
2,425,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	2,110,576
625,000	VZ Secured Financing B.V., Sec. Fac. Bond, 144A, 5.000%, 1/15/2032	543,802
1,200,000	Ziggo B.V., Sec. Fac. Bond, 144A, 4.875%, 1/15/2030	1,100,847
1,575,000	Ziggo Bond Co. B.V., Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	1,374,863
	TOTAL	56,175,533
	Chemicals—3.0%
3,575,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	3,272,335
425,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	422,283
1,350,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	1,311,797
675,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	675,456
2,275,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	2,143,819
2,775,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	2,634,173
3,600,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	3,243,037
2,225,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	2,214,072

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$ 650,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 7.250%, 6/15/2031	$ 638,687
1,675,000	Olympus Water US Holding Corp., Sec. Fac. Bond, 144A, 9.750%, 11/15/2028	1,741,104
5,675,000	Olympus Water US Holding Corp., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2029	4,986,379
1,350,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	1,193,362
750,000	WR Grace Holdings LLC, Sec. Fac. Bond, 144A, 7.375%, 3/1/2031	750,153
2,100,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	1,810,266
	TOTAL	27,036,923
	Construction Machinery—0.8%
2,025,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	2,019,899
625,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	552,553
1,225,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	1,112,548
1,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	1,082,064
1,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2034	1,102,063
825,000	United Rentals North America, Inc., Term Loan - 1st Lien, 144A, 6.000%, 12/15/2029	839,214
	TOTAL	6,708,341
	Consumer Cyclical Services—3.6%
1,200,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 7.875%, 2/15/2031	1,216,285
6,300,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	5,794,652
2,175,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	2,183,561
2,300,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	2,285,150
2,750,000	Dun & Bradstreet Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	2,756,510
1,125,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	1,154,081
6,875,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	6,454,509
1,025,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	1,008,922
2,125,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	2,108,839
1,575,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 3.625%, 10/1/2031	1,358,825
1,775,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,592,563
1,700,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,668,033
1,425,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	1,445,992
1,425,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	1,446,278
	TOTAL	32,474,200
	Consumer Products—1.8%
6,500,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	6,400,473
950,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	983,759
1,450,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	1,343,949
300,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	294,103
5,275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	4,917,485
1,075,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	1,030,246
650,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	654,143
	TOTAL	15,624,158
	Diversified Manufacturing—1.5%
5,750,000	Emrld Borrower LP / Emerald Co-Issuer, Inc., Sec. Fac. Bond, 144A, 6.625%, 12/15/2030	5,759,736
225,000	Emrld Borrower LP, Sec. Fac. Bond, 144A, 6.750%, 7/15/2031	226,716
1,625,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	1,655,182
875,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	886,249
525,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	528,094
1,025,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	1,041,062
2,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	2,943,120
	TOTAL	13,040,159

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—3.0%
$ 5,450,000	Boost Newco Borrower LLC, 144A, 7.500%, 1/15/2031	$ 5,677,188
225,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.400%, 3/26/2029	232,823
225,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 6.500%, 3/26/2031	234,497
1,425,000	Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	1,496,552
525,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	501,295
575,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	563,129
2,700,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 3/15/2029	2,558,064
575,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	575,845
600,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	553,797
5,250,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	4,709,066
2,275,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	1,953,299
2,650,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	2,644,653
2,475,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	2,388,285
900,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	885,712
1,525,000	UWM Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2030	1,514,000
	TOTAL	26,488,205
	Food & Beverage—1.8%
2,650,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	2,740,437
2,500,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	2,340,944
1,925,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	1,908,252
175,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	174,162
1,425,000	Post Holdings, Inc., 144A, 6.375%, 3/1/2033	1,404,787
1,125,000	Post Holdings, Inc., Sec. Fac. Bond, 144A, 6.250%, 2/15/2032	1,133,010
1,475,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	1,435,221
575,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/15/2034	567,561
1,425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	1,354,719
1,900,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	1,833,617
350,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	341,361
1,100,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	1,128,128
	TOTAL	16,362,199
	Gaming—5.2%
1,950,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	1,487,472
1,025,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	1,004,768
1,700,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	1,569,229
825,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	771,148
2,475,000	Caesars Entertainment, Inc., Sec. Fac. Bond, 144A, 7.000%, 2/15/2030	2,510,452
2,675,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	2,668,292
1,050,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2029	965,928
263,000	Caesars Entertainment, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	265,016
775,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	769,370
3,175,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	3,203,981
3,425,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	3,474,652
250,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	256,298
1,350,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	1,337,641
2,775,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	2,723,870
2,500,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	2,348,213
4,400,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	4,402,545
2,750,000	Ontario Gaming GTA LP, Sec. Fac. Bond, 144A, 8.000%, 8/1/2030	2,737,470
1,275,000	PENN Entertaintment, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	1,133,489
2,350,000	Scientific Games Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 3/1/2030	2,218,689

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 975,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	$ 967,879
3,425,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	3,283,040
625,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	562,104
650,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/1/2026	647,454
1,525,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	1,525,839
2,025,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, 144A, 7.125%, 2/15/2031	2,096,857
1,425,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	1,389,205
	TOTAL	46,320,901
	Health Care—4.8%
2,400,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	2,229,668
2,150,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	1,986,747
1,500,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	1,447,126
1,225,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	735,711
2,375,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	1,542,536
3,175,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	3,034,414
650,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	578,336
925,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	942,350
625,000	Embecta Corp., Sr. Note, 144A, 6.750%, 2/15/2030	598,286
350,000	Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	356,004
1,125,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,117,653
1,700,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 6.500%, 5/15/2030	1,731,605
1,000,000	Medline Borrower LP, Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	935,418
8,650,000	Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	8,306,278
1,600,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	1,622,366
400,000	Neogen Food Safety Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	421,493
2,700,000	Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	2,628,622
2,375,000	Select Medical Corp., 144A, 6.250%, 12/1/2032	2,316,667
1,125,000	Tenet Healthcare Corp., 4.250%, 6/1/2029	1,060,976
1,550,000	Tenet Healthcare Corp., 5.125%, 11/1/2027	1,528,454
2,500,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	2,503,115
1,800,000	Tenet Healthcare Corp., Sec. Fac. Bond, 144A, 6.750%, 5/15/2031	1,827,435
3,250,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	3,237,162
	TOTAL	42,688,422
	Health Insurance—0.3%
1,950,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	1,869,706
1,150,000	Molina Healthcare, Inc., Sr. Secd. Note, 144A, 6.250%, 1/15/2033	1,133,369
	TOTAL	3,003,075
	Independent Energy—3.3%
2,200,000	Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	2,239,129
1,000,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	982,541
300,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	292,996
425,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 10/15/2032	423,430
1,900,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	1,938,851
650,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	796,997
625,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	645,345
350,000	Civitas Resources, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	359,868
2,175,000	Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	2,247,290
300,000	CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	305,315
3,050,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	2,986,304
600,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	583,656

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 3,175,000	[1,2]	Expand Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2099	$ 18,256
375,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.250%, 4/15/2033	366,724
2,075,000		Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	2,058,084
1,371,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	1,373,996
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	531,287
1,275,000		Permian Resources Operating LLC, Sr. Sub. Secd. Note, 144A, 6.250%, 2/1/2033	1,270,957
800,000		Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 7.000%, 1/15/2032	818,761
575,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	574,721
2,300,000		Range Resources Corp., Sr. Unsecd. Note, 8.250%, 1/15/2029	2,367,643
2,375,000		Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	2,232,574
1,200,000		Sitio Royalties Operating Partnership Lp / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	1,235,944
1,800,000		SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	1,774,891
975,000		SM Energy Co., Sr. Unsecd. Note, 144A, 7.000%, 8/1/2032	957,832
		TOTAL	29,383,392
		Industrial - Other—1.4%
1,850,000		Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	1,855,718
7,300,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	6,903,288
4,025,000		SPX Flow, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/1/2030	4,140,831
		TOTAL	12,899,837
		Insurance - P&C—8.8%
3,025,000		Acrisure LLC, Sec. Fac. Bond, 144A, 7.500%, 11/6/2030	3,079,616
875,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	846,558
2,175,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	2,187,271
2,950,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sec. Fac. Bond, 144A, 7.000%, 1/15/2031	2,961,381
300,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2031	294,880
225,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	224,355
1,450,000		AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	1,461,957
4,325,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	4,080,758
975,000		Ardonagh Finco Ltd., Sec. Fac. Bond, 144A, 7.750%, 2/15/2031	993,983
8,875,000		Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	9,044,854
4,350,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	4,343,611
1,075,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2032	1,148,380
3,450,000		Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	3,498,890
7,225,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	6,950,705
4,075,000		Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	4,200,005
8,125,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	7,867,270
3,700,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	3,769,590
2,475,000		Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	2,601,723
2,850,000		Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 10.500%, 12/15/2030	3,054,724
6,225,000		Panther Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 6/1/2031	6,346,893
1,550,000		Ryan Specialty LLC, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	1,476,709
1,800,000		Ryan Specialty LLC, Sec. Fac. Bond, 144A, 5.875%, 8/1/2032	1,779,396
5,950,000		USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	6,077,491
		TOTAL	78,291,000
		Leisure—2.5%
425,000		Carnival Corp., Sr. Secd. Note, 144A, 7.000%, 8/15/2029	444,901
925,000		Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2030	921,975
1,925,000		Carnival Corp., Sr. Unsecd. Note, 144A, 6.000%, 5/1/2029	1,912,720
625,000		Carnival Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2033	616,369
300,000		Carnival Corp., Sr. Unsecd. Note, 144A, 7.625%, 3/1/2026	300,275

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Leisure—continued
$ 850,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 8.125%, 1/15/2029	$ 894,670
277,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	276,592
1,700,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.750%, 2/1/2032	1,680,446
1,100,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	1,147,125
950,000	NCL Finance Ltd., Sr. Unsecd. Note, 144A, 6.125%, 3/15/2028	947,593
1,700,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	1,700,258
450,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 4.250%, 7/1/2026	443,447
900,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2027	897,059
825,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	825,557
850,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2031	835,238
1,050,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	1,060,237
3,625,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 7.250%, 5/15/2031	3,641,235
3,875,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	3,674,621
	TOTAL	22,220,318
	Lodging—1.1%
1,000,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	877,237
2,325,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	2,326,294
1,725,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2033	1,709,644
775,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	774,228
1,550,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	1,588,285
1,725,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	1,648,984
950,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	933,841
	TOTAL	9,858,513
	Media Entertainment—2.2%
1,200,000	CMG Media, Corp., 144A, 8.875%, 6/18/2029	1,038,000
404,000	Cumulus Media News Holdings, Inc., 144A, 8.000%, 7/1/2029	139,380
1,300,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	813,190
300,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 7.375%, 2/15/2031	312,722
500,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	464,099
2,175,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	1,990,844
625,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	614,709
450,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	275,438
725,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	605,458
725,000	Sinclair Television Group, Inc., 144A, 4.375%, 12/31/2032	451,754
1,850,000	Sinclair Television Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,373,625
7,075,000	Stagwell Global LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	6,744,799
2,750,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 7.375%, 6/30/2030	2,630,160
1,825,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	1,832,407
	TOTAL	19,286,585
	Metals & Mining—1.0%
825,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	718,891
2,150,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	2,084,283
525,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	514,274
1,900,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	1,825,554
925,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/1/2033	888,546
3,000,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	2,858,725
	TOTAL	8,890,273
	Midstream—4.5%
3,425,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,417,217
2,075,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	2,066,191

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 2,600,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.625%, 2/1/2032	$ 2,645,585
1,800,000	Aris Water Holdings LLC, Sr. Unsecd. Note, 144A, 7.250%, 4/1/2030	1,821,799
550,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	562,507
1,475,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	1,526,966
3,275,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	3,051,824
2,875,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	2,647,078
2,149,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	2,083,312
1,150,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	1,176,918
950,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	970,500
325,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2030	351,382
1,750,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	1,724,322
500,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.875%, 3/1/2028	502,651
1,050,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	1,071,780
1,725,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.000%, 2/1/2028	1,718,944
2,375,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	2,399,120
700,000	Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	712,597
2,600,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	2,600,000
1,325,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	1,319,014
2,800,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	2,530,675
2,050,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	2,050,831
1,050,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,060,060
	TOTAL	40,011,273
	Oil Field Services—2.1%
4,250,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	4,256,766
2,100,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	2,102,582
2,750,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	2,805,418
1,300,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	1,197,827
675,000	Nabors Industries, Inc., Sec. Fac. Bond, 144A, 9.125%, 1/31/2030	675,873
375,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	370,271
575,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 8.875%, 8/15/2031	499,840
1,376,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	1,378,195
2,075,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	2,078,239
3,375,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	3,434,987
	TOTAL	18,799,998
	Packaging—3.9%
3,687,491	ARD Finance S.A., Sec. Fac. Bond, 144A, 7.250% PIK, 6/30/2027	239,687
3,175,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	2,707,894
5,750,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	2,661,701
2,550,000	Ball Corp., Sr. Unsecd. Note, 6.000%, 6/15/2029	2,583,415
800,000	Ball Corp., Sr. Unsecd. Note, 6.875%, 3/15/2028	818,690
559,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	558,983
650,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.750%, 4/15/2032	655,023
975,000	Clydesdale Acquisition Holdings, Inc., Sec. Fac. Bond, 144A, 6.875%, 1/15/2030	983,614
6,850,000	Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	6,951,656
1,775,000	Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2027	1,676,529
1,525,000	Mauser Packaging Solutions Holding Co., Sec. Fac. Bond, 144A, 7.875%, 4/15/2027	1,496,406
2,275,000	OI European Group B.V., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	2,084,707
1,075,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	1,070,154
1,075,000	Sealed Air Corp., 144A, 6.500%, 7/15/2032	1,089,183
1,300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 6.125%, 2/1/2028	1,302,724

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$ 1,200,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	$ 1,243,681
6,450,000	Trivium Packaging Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	6,424,690
	TOTAL	34,548,737
	Paper—0.6%
2,550,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	2,377,786
2,875,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	2,654,094
	TOTAL	5,031,880
	Pharmaceuticals—1.7%
1,325,000	Bausch Health Cos., Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	1,071,474
1,425,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	916,246
2,475,000	Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	1,656,318
1,950,000	Bausch Health, Sec. Fac. Bond, 144A, 10.000%, 4/15/2032	1,940,157
4,750,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	4,392,031
1,500,000	Jazz Securities Designated Activity Co., Sec. Fac. Bond, 144A, 4.375%, 1/15/2029	1,426,347
575,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sec. Fac. Bond, 144A, 6.750%, 5/15/2034	564,895
450,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	437,368
3,450,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	3,010,728
	TOTAL	15,415,564
	Restaurant—1.4%
8,700,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	7,881,069
825,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	831,013
850,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 1st Lien, 144A, 5.625%, 9/15/2029	842,505
1,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	1,330,679
1,425,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,378,203
	TOTAL	12,263,469
	Retailers—1.9%
2,575,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	2,574,282
900,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 4.750%, 3/1/2030	842,788
1,450,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	1,360,204
1,625,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	1,474,987
675,000	BELRON Uk Finance PLC, 144A, 5.750%, 10/15/2029	670,916
1,475,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	1,332,322
575,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.875%, 10/1/2031	496,687
475,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	477,208
1,075,000	Kontoor Brands, Inc., Sr. Unsecd. Note, 144A, 4.125%, 11/15/2029	988,931
4,000,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	4,155,824
450,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 3/1/2032	451,400
1,075,000	Velocity Vehicle Group, Sr. Unsecd. Note, 144A, 8.000%, 6/1/2029	1,104,063
825,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	820,812
	TOTAL	16,750,424
	Supermarkets—0.5%
3,350,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	3,086,581
275,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	275,168
225,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	227,405
1,250,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.500%, 2/15/2028	1,268,938
	TOTAL	4,858,092
	Technology—12.9%
2,325,000	Amentum Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	2,289,574
7,475,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	7,018,179
2,325,000	Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	2,390,037

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 1,675,000	Centerfield Media Parent, Sr. Note, 144A, 6.625%, 8/1/2026	$ 1,189,343
3,100,000	Central Parent, Inc./Central Merger Sub, Inc., 144A, 7.250%, 6/15/2029	2,686,025
5,550,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	4,958,458
4,025,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 6.500%, 3/31/2029	3,915,542
1,550,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 8.250%, 6/30/2032	1,577,675
4,600,000	Cloud Software Group, Inc., Sec. Fac. Bond, 144A, 9.000%, 9/30/2029	4,591,029
4,050,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	3,867,058
2,075,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	2,061,876
3,000,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	2,949,226
4,000,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	3,733,828
675,000	Ellucian Holdings, Inc., Sec. Fac. Bond, 144A, 6.500%, 12/1/2029	665,502
875,000	Entegris, Inc., Sec. Fac. Bond, 144A, 4.750%, 4/15/2029	844,313
300,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.375%, 4/15/2028	288,038
4,400,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	4,382,696
2,200,000	Fortress Intermediate 3, Inc., Sec. Fac. Bond, 144A, 7.500%, 6/1/2031	2,220,561
1,075,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	1,072,799
1,026,795	Goto Group, Inc., 144A, 5.500%, 5/1/2028	883,044
1,417,955	Goto Group, Inc., 144A, 5.500%, 5/1/2028	602,631
4,000,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	3,754,558
1,000,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	900,767
1,350,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	1,362,131
1,050,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	1,040,631
4,600,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	4,708,188
8,175,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	7,242,447
1,075,000	NCR Atleos Corp., 144A, 9.500%, 4/1/2029	1,166,585
900,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	866,903
1,100,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	1,048,926
1,300,000	Open Text, Inc., 144A, 6.900%, 12/1/2027	1,346,594
3,100,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	2,922,980
875,000	Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	903,123
5,400,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	5,096,181
2,025,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	1,941,856
100,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.250%, 12/15/2029	106,435
825,000	Seagate HDD Cayman, Sr. Unsecd. Note, 8.500%, 7/15/2031	877,092
2,616,000	Seagate HDD Cayman, Sr. Unsecd. Note, 9.625%, 12/1/2032	2,945,111
1,525,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.875%, 9/1/2030	1,473,485
900,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	892,141
5,425,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	5,388,224
750,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	758,907
2,075,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	1,904,406
2,825,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	2,606,144
5,850,000	UKG, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2031	5,938,768
1,750,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	1,601,995
700,000	Zebra Technologies Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	709,040
1,500,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	1,320,696
	TOTAL	115,011,748
	Transportation Services—0.4%
1,825,000	Stena International S.A., Sr. Secd. Note, 144A, 7.250%, 1/15/2031	1,826,118
1,525,000	Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	1,534,917
	TOTAL	3,361,035

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—3.2%
$ 400,000		Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	$ 365,147
2,800,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	2,675,477
3,000,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	2,954,426
925,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	850,142
1,000,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	886,407
187,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	164,145
1,400,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,380,695
675,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2033	657,370
825,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.250%, 11/1/2034	812,864
2,025,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	1,884,414
2,400,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	2,325,073
1,525,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	1,584,844
3,475,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	3,475,451
400,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	398,826
825,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/15/2032	841,575
2,300,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	2,410,710
1,300,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	1,212,597
2,500,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	2,461,891
225,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	221,454
1,125,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	1,095,461
		TOTAL	28,658,969
		TOTAL CORPORATE BONDS (IDENTIFIED COST $906,476,682)	863,909,193
		COMMON STOCK—0.0%
		Media Entertainment—0.0%
7,882	[2,3]	Audacy Capital Corp. (IDENTIFIED COST $5,372,443)	170,724
		WARRANTS—0.0%
		Media Entertainment—0.0%
9,554	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	95
1,595	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	16
		TOTAL WARRANTS (IDENTIFIED COST $3,226)	111
		INVESTMENT COMPANY—2.2%
19,683,546		Federated Hermes Government Obligations Fund, Premier Shares, 4.26%[4] (IDENTIFIED COST $19,683,546)	19,683,546
		TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $931,535,897)	883,763,574
		OTHER ASSETS AND LIABILITIES - NET—0.9%[5]	8,102,554
		NET ASSETS—100%	$891,866,128

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2024	$34,129,461
Purchases at Cost	$47,233,882
Proceeds from Sales	$(61,679,797)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2025	$19,683,546
Shares Held as of 3/31/2025	19,683,546
Dividend Income	$289,971

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at March 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation

Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$863,909,193	$—	$863,909,193
Equity Security:
Common Stock
Domestic	—	—	170,724	170,724
Warrants	—	—	111	111
Investment Company	19,683,546	—	—	19,683,546
TOTAL SECURITIES	$19,683,546	$863,909,193	$170,835	$883,763,574

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
PIK	—Payment in Kind